Borrowings and financial liabilities - Accounting treatment of warrants cancellation (Details) R$ in Thousands					12 Months Ended
	Nov. 19, 2021 € / shares shares	Nov. 19, 2021 BRL (R$) shares	Apr. 30, 2020 € / shares	Jul. 10, 2015 € / shares	Dec. 31, 2021 € / shares shares
Disclosure of financial liabilities [line items]
Number of warrants outstanding | shares	2,218,293	2,218,293			2,218,293
Exercise price per share | € / shares	€ 0.56		€ 0.27	€ 6.00	€ 0.56
Input to valuation					0.96
Fair value of 2018 warrants issued to KREOS (in thousands of ) recorded as a reduction of equity and as a reduction of the day one loss | R$		R$ 62
Volatility
Disclosure of financial liabilities [line items]
Input to valuation	85.41	85.41			85.41
Warrants 2018 to Kreos [Member]
Disclosure of financial liabilities [line items]
Number of warrants outstanding | shares	442,477	442,477
Exercise price per share | € / shares	€ 2.67
Warrants 2018 to Kreos [Member] | Maturity
Disclosure of financial liabilities [line items]
Input to valuation	3.75	3.75
Warrants 2018 to Kreos [Member] | Volatility
Disclosure of financial liabilities [line items]
Input to valuation	96.40	96.40